Stockholders’ Equity (Deficit) (Tables)	6 Months Ended
Dec. 31, 2024
Stockholders’ Equity (Deficit) [Abstract]
Schedule of Ordinary Shares Issued Upon the Reverse Recapitalization

The following table presents the number of the Company’s ordinary shares issued upon the Reverse Recapitalization:

Ordinary Shares
UPTD’s Common Stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s Common Stock	(628,688)
Total shares issued upon the Reverse Recapitalization	1,701,232